GOODWILL (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Changes in goodwill
Balance at the beginning	$ 1,209,953	[1]
Additions - foreign currency translation	110,147
Balance at the end	$ 1,209,953	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination